March 6, 2009

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.

Washington, D.C. 20549

Re:	Eagle Capital Appreciation Fund (the “Trust”) File Nos. 2-98634; 811-4338______________

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933 (“Securities Act”), I hereby certify that the forms of Prospectuses for the Classes A, C, I, R-3 and R-5 shares of the Trust (“Prospectus”) used with respect to the Trust does not differ from the Prospectuses contained in Post-Effective Amendment No. 35 (the “PEA”) to its Registration Statement on Form N-1A and that the PEA was filed electronically. An updated and revised statement of additional information for the Trust was separately filed pursuant to Rule 497(c) of the Securities Act. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

Very truly yours,
/s/ Francine J. Rosenberger
Francine J. Rosenberger

cc:    Mathew J. Calabro

      Susan L. Walzer

   Eagle Asset Management, Inc.